Cash and Cash Equivalents - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash and cash equivalents	$ 65	$ 431